Note 10 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]	Note 7. Subsequent Events None.	Note 10. Subsequent Events None